Fees Summary	Sep. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,850,000.00
Previously Paid Amount	0.00
Total Fee Amount	283.24
Total Offset Amount	0.00
Net Fee	283.24
Narrative - Max Aggregate Offering Price	$ 1,850,000.00
Final Prospectus	true